Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value of a Recurring Basis
Assets and liabilities carried at fair value on a recurring basis as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$—	$—
Corporate debt security	2,199	2,199	—	—
	$24,680	$24,680	$—	$—
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$—	$—
Corporate debt security	39,564	—	39,564	—
Asset-backed security and other	5,248	—	5,248	—
Non-U.S. government and supranational bonds	3,655	—	3,655	—
	$50,648	$2,181	$48,467	$—
Total Financial Assets	$75,328	$26,861	$48,467	$—

Financial Liabilities:
Private Placement Warrants	$7	$—	$7	$—
Public Warrants	654	654	—	—
Derivative Liabilities	405	—	—	405
Contingent Earn-out Shares liability	564	—	—	564
Total Financial Liabilities	$1,630	$654	$7	$969
__________________
(1)Included in total cash and cash equivalents on the Consolidated Balance Sheets.
Assets and liabilities carried at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$5	$5	$—	$—
Total Financial Assets	$5	$5	$—	$—

Financial Liabilities:
Private Placement Warrants	$5	$—	$5	$—
Public Warrants	430	430	—	—
Contingent Earn-out Shares liability	6	—	—	6
Total Financial Liabilities	$441	$430	$5	$6

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39
__________________
(1)Included in total cash and cash equivalents on the condensed consolidated balance sheets.

Schedule of Liabilities Measured at Fair Value of a Recurring Basis
Assets and liabilities carried at fair value on a recurring basis as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$—	$—
Corporate debt security	2,199	2,199	—	—
	$24,680	$24,680	$—	$—
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$—	$—
Corporate debt security	39,564	—	39,564	—
Asset-backed security and other	5,248	—	5,248	—
Non-U.S. government and supranational bonds	3,655	—	3,655	—
	$50,648	$2,181	$48,467	$—
Total Financial Assets	$75,328	$26,861	$48,467	$—

Financial Liabilities:
Private Placement Warrants	$7	$—	$7	$—
Public Warrants	654	654	—	—
Derivative Liabilities	405	—	—	405
Contingent Earn-out Shares liability	564	—	—	564
Total Financial Liabilities	$1,630	$654	$7	$969
__________________
(1)Included in total cash and cash equivalents on the Consolidated Balance Sheets.
Assets and liabilities carried at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$5	$5	$—	$—
Total Financial Assets	$5	$5	$—	$—

Financial Liabilities:
Private Placement Warrants	$5	$—	$5	$—
Public Warrants	430	430	—	—
Contingent Earn-out Shares liability	6	—	—	6
Total Financial Liabilities	$441	$430	$5	$6

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39
__________________
(1)Included in total cash and cash equivalents on the condensed consolidated balance sheets.

Schedule of Changes on Fair Value of Financial Liabilities
The changes in the fair value of Level 3 financial liabilities during the year ended December 31, 2023 consisted of the following (in thousands):

	Derivative Liabilities on Convertible Debentures	Contingent Earn-out Shares Liability
Fair value at December 31, 2022	$405	$564
Recognition of earn-out RSUs	—	(6)
Change in fair value during the period	(405)	(519)
Fair value at December 31, 2023	$—	$39
The changes in the fair value of Level 3 financial liabilities during the three months ended June 30, 2024 consisted of the following (in thousands):

Contingent Earn-Out Shares Liability
Fair value at March 31, 2024	$42
Recognition of Earn-out RSUs	—
Change in fair value during the period	(36)
Fair value at June 30, 2024	$6
The changes in the fair value of Level 3 financial liabilities during the six months ended June 30, 2024 consisted of the following (in thousands):

Contingent Earn-Out Shares Liability
Fair value at December 31, 2023	$39
Recognition of Earn-out RSUs	—
Change in fair value during the period	(33)
Fair value at June 30, 2024	$6

Schedule of Fair Value Measurement Inputs and Valuation Techniques
Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following:

	December 31, 2023	December 31, 2022
Stock price	$7.98	$13.29
Stock price volatility	80%	80%
Expected term	2.64 years	3.64 years
Risk-free interest rate	4.1%	4.2%
Significant unobservable inputs related to Level 3 derivative liabilities consisted of the following as of December 31, 2022:

Stock price	$13.29
Stock price volatility	80%
Expected term	0.86 years
Risk-free interest rate	4.60%
Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following:

	June 30, 2024	December 31, 2023
Stock price	$6.91	$7.98
Stock price volatility	80%	80%
Expected term	2.14 years	2.64 years
Risk-free interest rate	4.7%	4.1%